SCHEDULE OF PURCHASE COMMITMENT (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2023	¥ 14,945
2024 and thereafter	¥ 1,736